Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2020

ADIF-QTLY-0320
1.813040.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
Australia - 1.3%
CSL Ltd.	68,392	$14,066
Magellan Financial Group Ltd.	168,473	7,419

TOTAL AUSTRALIA		21,485

Bailiwick of Jersey - 0.9%
Experian PLC	285,900	9,952
Ferguson PLC	54,546	4,898

TOTAL BAILIWICK OF JERSEY		14,850

Belgium - 1.0%
KBC Groep NV	214,480	15,761
Bermuda - 1.8%
China Gas Holdings Ltd.	592,800	2,342
Credicorp Ltd. (United States)	30,205	6,240
Hiscox Ltd.	308,500	5,349
IHS Markit Ltd.	120,088	9,470
Marvell Technology Group Ltd.	251,500	6,046

TOTAL BERMUDA		29,447

Brazil - 0.2%
Rumo SA (a)	738,900	4,003
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	564,200	18,856
Cenovus Energy, Inc. (Canada)	515,400	4,486
Constellation Software, Inc.	7,500	7,883
Fairfax India Holdings Corp. (a)(b)	315,500	3,827
Franco-Nevada Corp.	51,400	5,843
Waste Connection, Inc. (Canada)	26,000	2,506
Wheaton Precious Metals Corp.	167,600	4,934

TOTAL CANADA		48,335

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	76,100	15,721
Anta Sports Products Ltd.	635,000	5,528
Tencent Holdings Ltd.	331,000	15,785
Zai Lab Ltd. ADR (a)	62,254	3,174

TOTAL CAYMAN ISLANDS		40,208

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	37,076	5,445
Ping An Insurance Group Co. of China Ltd. (H Shares)	612,500	6,926

TOTAL CHINA		12,371

Denmark - 1.7%
DSV A/S	121,500	13,229
Netcompany Group A/S (a)(b)	55,500	2,519
ORSTED A/S (b)	106,200	11,601

TOTAL DENMARK		27,349

France - 9.1%
Amundi SA (b)	120,158	9,761
Capgemini SA	118,400	14,753
Danone SA	119,700	9,579
Dassault Systemes SA	26,700	4,640
Edenred SA	119,700	6,477
Essilor International SA	17,600	2,620
Kering SA	10,071	6,199
Legrand SA	83,700	6,721
LVMH Moet Hennessy Louis Vuitton SE	51,143	22,271
Pernod Ricard SA	27,800	4,825
Sanofi SA	194,455	18,753
Societe Generale Series A	348,500	11,277
SR Teleperformance SA	65,100	16,375
VINCI SA	143,500	15,947

TOTAL FRANCE		150,198

Germany - 10.8%
adidas AG	56,109	17,785
Allianz SE	67,100	16,063
Bayer AG	155,326	12,466
Delivery Hero AG (a)(b)	6,900	533
Deutsche Borse AG	79,300	12,933
Deutsche Post AG	281,426	9,855
Hannover Reuck SE	61,400	11,951
Linde PLC	86,138	17,583
Morphosys AG (a)	2,487	312
Morphosys AG sponsored ADR (a)	93,817	2,973
MTU Aero Engines Holdings AG	9,200	2,800
RWE AG	165,900	5,766
SAP SE	297,273	38,714
Scout24 AG (b)	107,200	7,389
Symrise AG	95,100	9,802
Vonovia SE	181,000	10,346

TOTAL GERMANY		177,271

Hong Kong - 1.9%
AIA Group Ltd.	2,831,600	28,058
Techtronic Industries Co. Ltd.	472,000	3,766

TOTAL HONG KONG		31,824

India - 4.2%
Axis Bank Ltd.	811,858	8,264
HDFC Bank Ltd.	1,043,842	17,831
Housing Development Finance Corp. Ltd.	494,287	16,659
Kotak Mahindra Bank Ltd.	397,440	9,377
Reliance Industries Ltd.	849,408	16,708

TOTAL INDIA		68,839

Indonesia - 1.1%
PT Bank Central Asia Tbk	3,981,200	9,408
PT Bank Rakyat Indonesia Tbk	29,051,600	9,445

TOTAL INDONESIA		18,853

Ireland - 2.9%
CRH PLC	257,400	9,693
DCC PLC (United Kingdom)	27,400	2,219
Kerry Group PLC Class A	96,500	12,340
Kingspan Group PLC (Ireland)	200,181	12,355
Ryanair Holdings PLC sponsored ADR (a)	132,936	11,514

TOTAL IRELAND		48,121

Italy - 1.3%
Enel SpA	1,089,100	9,493
FinecoBank SpA	380,400	4,461
Moncler SpA	36,900	1,596
Recordati SpA	153,300	6,568

TOTAL ITALY		22,118

Japan - 17.3%
Astellas Pharma, Inc.	196,700	3,476
Bandai Namco Holdings, Inc.	77,800	4,521
Daikin Industries Ltd.	83,300	11,738
Hoya Corp.	293,000	28,042
Iriso Electronics Co. Ltd.	26,351	997
Itochu Corp.	511,000	11,937
Kao Corp.	163,700	13,056
Keyence Corp.	77,800	26,153
KH Neochem Co. Ltd.	86,000	1,851
Minebea Mitsumi, Inc.	924,000	17,950
Misumi Group, Inc.	198,700	4,930
Nabtesco Corp.	77,400	2,218
Nitori Holdings Co. Ltd.	81,703	12,697
Oracle Corp. Japan	30,300	2,623
ORIX Corp.	720,200	12,166
PALTAC Corp.	39,500	1,848
Persol Holdings Co., Ltd.	320,200	5,725
Recruit Holdings Co. Ltd.	468,800	18,272
Renesas Electronics Corp. (a)	1,265,900	7,964
ROHM Co. Ltd.	39,100	2,813
Shin-Etsu Chemical Co. Ltd.	129,000	14,753
Shiseido Co. Ltd.	105,500	6,792
SMC Corp.	32,400	13,986
Sony Corp.	235,200	16,447
Suzuki Motor Corp.	139,100	6,365
Tokyo Electron Ltd.	46,900	10,315
Tsuruha Holdings, Inc.	105,300	12,889
Welcia Holdings Co. Ltd.	131,306	7,210
Yahoo! Japan Corp.	1,458,700	5,794

TOTAL JAPAN		285,528

Korea (South) - 1.5%
LG Chemical Ltd.	11,573	3,216
Samsung Electronics Co. Ltd.	248,430	11,471
SK Hynix, Inc.	126,910	9,623

TOTAL KOREA (SOUTH)		24,310

Luxembourg - 0.8%
B&M European Value Retail SA	2,121,095	10,187
Globant SA (a)	24,200	2,969

TOTAL LUXEMBOURG		13,156

Netherlands - 7.1%
Airbus Group NV	27,900	4,098
ASML Holding NV (c)	120,600	33,848
Ferrari NV	18,514	3,131
Heineken NV (Bearer)	78,500	8,560
Koninklijke Philips Electronics NV	298,200	13,657
NXP Semiconductors NV	122,900	15,591
Unilever NV	415,800	24,263
Wolters Kluwer NV	180,400	13,589

TOTAL NETHERLANDS		116,737

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	666,045	7,061
Norway - 1.0%
Adevinta ASA Class B	553,839	6,756
Schibsted ASA (A Shares)	292,800	8,862

TOTAL NORWAY		15,618

Russia - 0.1%
MMC Norilsk Nickel PJSC sponsored ADR	50,500	1,632
South Africa - 0.1%
Capitec Bank Holdings Ltd.	26,600	2,386
Spain - 0.6%
Cellnex Telecom SA (b)	200,769	10,002
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	501,900	11,913
EQT AB (a)	103,000	1,309
Hexagon AB (B Shares)	134,300	7,327
Indutrade AB	147,400	5,322
Svenska Handelsbanken AB (A Shares)	381,300	3,736

TOTAL SWEDEN		29,607

Switzerland - 6.5%
Alcon, Inc. (Switzerland) (a)	149,212	8,821
Julius Baer Group Ltd.	151,580	7,574
Lonza Group AG	26,786	11,018
Medacta Group SA (b)	4,827	396
Roche Holding AG (participation certificate)	116,437	39,057
Sika AG	110,178	19,846
Sonova Holding AG Class B	27,033	6,786
Swiss Re Ltd.	96,350	10,903
Temenos Group AG	19,010	3,077

TOTAL SWITZERLAND		107,478

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	261,400	14,100
United Kingdom - 9.9%
Aon PLC	41,600	9,162
AstraZeneca PLC (United Kingdom)	290,779	28,446
Beazley PLC	583,600	4,173
Big Yellow Group PLC	238,100	3,707
BP PLC sponsored ADR	393,900	14,232
Compass Group PLC	372,092	9,199
John David Group PLC	191,497	2,078
Lloyds Banking Group PLC	11,016,200	8,224
London Stock Exchange Group PLC	205,500	21,237
M&G PLC (a)	912,394	2,894
Network International Holdings PLC (b)	574,000	4,608
Ocado Group PLC (a)	241,500	3,902
Prudential PLC	738,194	13,125
RELX PLC (Euronext N.V.)	657,547	17,444
Rentokil Initial PLC	1,448,700	8,934
Smith & Nephew PLC	481,800	11,593

TOTAL UNITED KINGDOM		162,958

United States of America - 6.0%
10X Genomics, Inc. (a)	2,600	238
Alphabet, Inc. Class C (a)	7,549	10,827
Amgen, Inc.	27,400	5,920
Becton, Dickinson & Co.	27,800	7,650
Boston Scientific Corp. (a)	196,300	8,219
IQVIA Holdings, Inc. (a)	55,600	8,632
Marsh & McLennan Companies, Inc.	79,900	8,938
MasterCard, Inc. Class A	58,400	18,451
Microsoft Corp.	52,200	8,886
The Booking Holdings, Inc. (a)	1,600	2,929
Visa, Inc. Class A	90,000	17,907

TOTAL UNITED STATES OF AMERICA		98,597

TOTAL COMMON STOCKS
(Cost $1,112,186)		1,620,203

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.58% (d)	28,118,808	28,124
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	36,207,895	36,212
TOTAL MONEY MARKET FUNDS
(Cost $64,336)		64,336
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,176,522)		1,684,539
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(36,023)
NET ASSETS - 100%		$1,648,516

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,636,000 or 3.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$102
Fidelity Securities Lending Cash Central Fund	12
Total	$114

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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